Net Loss Per Share - Securities Excluded in the Computation of Diluted Net Loss Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	9,399,169	36,889,966	13,013,641
Share options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	9,179,247	3,612,288	1,809,442
Performance-based Restricted Share Units ("RSUs")
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares	219,922
Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Common shares attributable to anti-dilutive shares		33,277,678	11,204,199